STATEMENTS OF UNALLOCATED RESERVE AND TRUST CORPUS (Equity) (USD $)	Total USD ($)	Unallocated Reserve Number of Units	Unallocated Reserve USD ($)	Trust Corpus USD ($)
BALANCE at Jan. 31, 2009			$ 3,792,181	$ 3
BALANCE (in units) at Jan. 31, 2009		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution paid $1.12, $.60,$.05,$.91,$.80,$.125,$.22,$.38 per unit for November 20, 2011, August 20, 2011, May 20, 2011, November 20, 2010, August 20, 2010, May 20, 2010, November 20, 2009, May 20, 2009, respectively			(4,985,604)
BALANCE at May. 20, 2009
BALANCE at Jan. 31, 2009			3,792,181	3
BALANCE (in units) at Jan. 31, 2009		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution paid $1.12, $.60,$.05,$.91,$.80,$.125,$.22,$.38 per unit for November 20, 2011, August 20, 2011, May 20, 2011, November 20, 2010, August 20, 2010, May 20, 2010, November 20, 2009, May 20, 2009, respectively			(2,886,402)
BALANCE at Nov. 20, 2009
BALANCE at Jan. 31, 2009			3,792,181	3
BALANCE (in units) at Jan. 31, 2009		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Net income	12,423,662		12,423,662
BALANCE at Jan. 31, 2010			1,127,832	3
BALANCE (in units) at Jan. 31, 2010		13,120,010
BALANCE at Oct. 31, 2009
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution declared $.76, $.65, $.55, for January 13,2012, January 14,2011 and January 15,2010 respectively and paid on February 20, 2012, 2011 and 2010 respectively			(7,216,005)
BALANCE at Jan. 31, 2010			1,127,832	3
BALANCE (in units) at Jan. 31, 2010		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution paid $1.12, $.60,$.05,$.91,$.80,$.125,$.22,$.38 per unit for November 20, 2011, August 20, 2011, May 20, 2011, November 20, 2010, August 20, 2010, May 20, 2010, November 20, 2009, May 20, 2009, respectively			(1,640,001)
BALANCE at May. 20, 2010
BALANCE at Jan. 31, 2010			1,127,832	3
BALANCE (in units) at Jan. 31, 2010		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution paid $1.12, $.60,$.05,$.91,$.80,$.125,$.22,$.38 per unit for November 20, 2011, August 20, 2011, May 20, 2011, November 20, 2010, August 20, 2010, May 20, 2010, November 20, 2009, May 20, 2009, respectively			(10,496,008)
BALANCE at Aug. 20, 2010
BALANCE at Jan. 31, 2010			1,127,832	3
BALANCE (in units) at Jan. 31, 2010		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution paid $1.12, $.60,$.05,$.91,$.80,$.125,$.22,$.38 per unit for November 20, 2011, August 20, 2011, May 20, 2011, November 20, 2010, August 20, 2010, May 20, 2010, November 20, 2009, May 20, 2009, respectively			(11,939,209)
BALANCE at Nov. 20, 2010
BALANCE at Jan. 31, 2010			1,127,832	3
BALANCE (in units) at Jan. 31, 2010		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Net income	32,463,194		32,463,194
BALANCE at Jan. 31, 2011	3		987,802	3
BALANCE (in units) at Jan. 31, 2011		13,120,010
BALANCE at Oct. 31, 2010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution declared $.76, $.65, $.55, for January 13,2012, January 14,2011 and January 15,2010 respectively and paid on February 20, 2012, 2011 and 2010 respectively			(8,528,006)
BALANCE at Jan. 31, 2011			987,802	3
BALANCE (in units) at Jan. 31, 2011		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution paid $1.12, $.60,$.05,$.91,$.80,$.125,$.22,$.38 per unit for November 20, 2011, August 20, 2011, May 20, 2011, November 20, 2010, August 20, 2010, May 20, 2010, November 20, 2009, May 20, 2009, respectively			(656,001)
BALANCE at May. 20, 2011
BALANCE at Jan. 31, 2011			987,802	3
BALANCE (in units) at Jan. 31, 2011		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution paid $1.12, $.60,$.05,$.91,$.80,$.125,$.22,$.38 per unit for November 20, 2011, August 20, 2011, May 20, 2011, November 20, 2010, August 20, 2010, May 20, 2010, November 20, 2009, May 20, 2009, respectively			(7,872,006)
BALANCE at Aug. 20, 2011
BALANCE at Jan. 31, 2011			987,802	3
BALANCE (in units) at Jan. 31, 2011		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution paid $1.12, $.60,$.05,$.91,$.80,$.125,$.22,$.38 per unit for November 20, 2011, August 20, 2011, May 20, 2011, November 20, 2010, August 20, 2010, May 20, 2010, November 20, 2009, May 20, 2009, respectively			(14,694,411)
BALANCE at Nov. 20, 2011
BALANCE at Jan. 31, 2011	3		987,802	3
BALANCE (in units) at Jan. 31, 2011		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Net income	33,237,332		33,237,332
BALANCE at Jan. 31, 2012	3		1,031,508	3
BALANCE (in units) at Jan. 31, 2012		13,120,010
BALANCE at Oct. 31, 2011
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution declared $.76, $.65, $.55, for January 13,2012, January 14,2011 and January 15,2010 respectively and paid on February 20, 2012, 2011 and 2010 respectively			(9,971,208)
BALANCE at Jan. 31, 2012			$ 1,031,508	$ 3
BALANCE (in units) at Jan. 31, 2012		13,120,010